Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets
Schedule of non-current financial assets

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Other non-current investments		11,139	11,540
Non-current derivatives	Note 30	1,043	27,030
Total Non-current financial assets measured at fair value		12,182	38,570
Non-current guarantee deposits		8,872	9,277
Other non-current financial assets	(a)	18,996	463,201
Non-current loans to third parties	(b)	136,626	109,697
Total Non-current financial assets measured at amortized cost		164,494	582,175

Schedule of current financial assets

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Current derivatives	Note 31	23,644	12,629
Total Non-current financial assets measured at fair value		23,644	12,629

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Deposits and guarantees		325	359
Other current financial assets	(a)	116,143	30,627
Current loans to third parties	(b)	120	48
Total other current financial assets measured at amortized cost		116,588	31,034

Schedule of other non-current and current financial assets

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Other financial assets with related parties	Note 31	101,217	318,890
Other financial assets with associated parties	Note 31	418	—
Other financial assets with third parties		33,504	174,938
Total other non-current and current financial assets		135,139	493,828

Schedule of non-current and current loans

		Thousands of Euros
	Reference	31/12/2023	31/12/2022
Loans to related parties	Nota 31	115,209	96,537
Loans to third parties		21,537	13,208
Total current and non-current loans		136,746	109,745